Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
General and administrative expenses	$ 2,477,160	$ 2,230,634
TOTAL OPERATING EXPENSES	2,477,160	2,230,634
OPERATING LOSS	(2,477,160)	(2,230,634)
Interest expense		(672,144)
LOSS FROM CONTINUING OPERATIONS	(2,477,160)	(2,902,778)
DISCONTINUED OPERATIONS
Loss from operations of discontinued components, net of taxes	(2,425,223)	(11,676,667)
Loss on sale of component, net of taxes		(4,169,718)
LOSS ON DISCONTINUED OPERATIONS	(2,425,223)	(15,846,385)
NET LOSS	(4,902,383)	(18,749,163)
Deemed dividend on Series H-4 warrant and preferred stock modification	(57,875)
Deemed dividend on exchange of warrants		(1,399,661)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(4,960,258)	(20,148,824)
AMOUNTS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Loss from continuing operations	(2,535,035)	(4,302,439)
Loss from discontinued operations	(2,425,223)	(15,846,385)
NET LOSS	$ (4,960,258)	$ (20,148,824)
LOSS PER SHARE FROM CONTINUING OPERATIONS:
Basic	$ (0.72)	$ (3.18)
Diluted	(0.72)	(3.18)
LOSS PER SHARE FROM DISCONTINUED OPERATIONS:
Basic	(0.68)	(11.71)
Diluted	(0.68)	(11.71)
NET LOSS PER SHARE:
Basic	(1.40)	(14.89)
Diluted	$ (1.40)	$ (14.89)
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic	3,541,511	1,352,826
Diluted	3,541,511	1,352,826